Income Taxes - Summary of Estimated Values of Gross Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits, beginning of year	$ 865	$ 853	$ 833
Reductions for tax positions for prior years	116	56	100
Lapse of statute of limitations	(39)	(44)	(80)
Unrecognized tax benefits, end of year	$ 942	$ 865	$ 853